Receivables, Loans, Notes Receivable, and Others (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Aug. 04, 2020
Receivables [Abstract]
Line of credit maximum to SPAC	$ 300
Line of Credit SPAC maturity date	Sep. 01, 2021
Line of credit due from SPAC	$ 35
Promissory note receivable	$ 3,100
Stated interest rate		10.00%
Note receivable due date	Sep. 14, 2023